Property, Plant and Equipment - Summary of Property, Plant and Equipment by Geographic Area (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 18,736	$ 17,712	$ 17,510
Argentina [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	18,735	17,702	17,500
Mercosur and Associates Countries [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 1	$ 10	$ 10